Note 9 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 3,914
2020	1,916
2021	30,584
2022	30,434
2023 and thereafter	$ 267,675